Share-Based Compensation - Summary Of Total Remaining Unrecognized Compensation Cost (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Total Unrecognized Compensation Cost
Stock Options	$ 2.3
Restricted Share Units and Restricted Stock	40.5
Total	42.8
Starz Business of Lions Gate Entertainment Corp
Total Unrecognized Compensation Cost
Stock Options	$ 0.0
Stock options
Total Unrecognized Compensation Cost
Weighted Average Remaining Years	1 year 6 months
Restricted Stock And Restricted Stock Unit
Total Unrecognized Compensation Cost
Weighted Average Remaining Years	1 year 7 months 6 days
Restricted Stock And Restricted Stock Unit | Starz Business of Lions Gate Entertainment Corp
Total Unrecognized Compensation Cost
Restricted Share Units and Restricted Stock	$ 14.0
Weighted Average Remaining Years	1 year 3 months 18 days